                                 United States

                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F Cover Page

                   Report for the Year Ended March 31, 2013

              Check here if Amendment [_]: Amendment Number: ___
                       This Amendment (Check only one):
                             [_] is a restatement.
                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                       OPUS INVESTMENT MANAGEMENT, INC.
                              440 Lincoln Street
                                  Worcester,
                                      MA
                                     01653

Form 13F File Number: 028-05067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Ann K. Tripp
President
508-855-3856

Signature, Place and Date Signing:

/s/ Ann K. Tripp
-------------------------
Ann K. Tripp
Worcester,
MA

05/08/2013
Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      73        number of line items

Form 13F Information Table Value Total:      352,715   thousands

List of Other Included Managers:             None

OPUS INVESTMENT MANAGEMENT
FORM 13F FILE NUMBER: 028-05067
MARCH 31, 2013

                          FORM 13F INFORMATION TABLE

                                                                                                                Voting authority
                                                            Value   Shrs or                 Investment  Other   ----------------
Name of Issuer                    Title of class  CUSIP    (x$1000) prn amt SH/PRN Put/Call discretion Managers Sole Shared None
--------------                    -------------- --------- -------- ------- ------ -------- ---------- -------- ---- ------ ----
Column 1                             Column 2    Column 3  Column 4        Column 5          Column 6  Column 7     Column 8
--------                          -------------- --------- -------- ----------------------- ---------- -------- ----------------
AGL Resources Inc.                COM            001204106     4485  106924   SH               Sole
Air Products & Chemicals Inc.     COM            009158106     1390   15955   SH               Sole
Altria Group Inc                  COM            02209S103     2939   85459   SH               Sole
Ameren Corporation                COM            023608102     4682  133687   SH               Sole
American Electric Power Co.       COM            025537101     5233  107600   SH               Sole
AT&T Inc.                         COM            00206R102     4403  120000   SH               Sole
Atmos Energy Corp.                COM            049560105     1823   42700   SH               Sole
B&G Foods Inc.                    COM            05508R106     1067   35000   SH               Sole
Bristol-Myers Squibb Co.          COM            110122108     3621   87904   SH               Sole
CenterPoint Energy Inc.           COM            15189T107     4351  181600   SH               Sole
Chevron Corp.                     COM            166764100     2376   20000   SH               Sole
Cliffs Natural Resources Inc      COM            18683K101      475   25000   SH               Sole
Clorox Co.                        COM            189054109     4869   55000   SH               Sole
CMS Energy Corp.                  COM            125896100     3367  120500   SH               Sole
Conagra Inc.                      COM            205887102     1790   50000   SH               Sole
Conoco Phillips                   COM            20825C104     4147   69000   SH               Sole
Consolidated Edison Inc.          COM            209115104     4626   75801   SH               Sole
Darden Restaurants Inc.           COM            237194105     1034   20000   SH               Sole
Dominion Resources                COM            25746U109     4323   74300   SH               Sole
Dow Chemical                      COM            260543103     1274   40000   SH               Sole
Dr Pepper Snapple Group           COM            26138E109     2113   45000   SH               Sole
DTE Energy Co.                    COM            233331107     2836   41500   SH               Sole
Duke Energy Corp.                 COM            26441C204     3753   51700   SH               Sole
Dupont E.I. De Nemours            COM            263534109     2188   44500   SH               Sole
Emerson Electric Co.              COM            291011104      335    6000   SH               Sole

                                                                                                                Voting authority
                                                            Value   Shrs or                 Investment  Other   ----------------
Name of Issuer                    Title of class  CUSIP    (x$1000) prn amt SH/PRN Put/Call discretion Managers Sole Shared None
--------------                    -------------- --------- -------- ------- ------ -------- ---------- -------- ---- ------ ----
Column 1                             Column 2    Column 3  Column 4        Column 5          Column 6  Column 7     Column 8
--------                          -------------- --------- -------- ----------------------- ---------- -------- ----------------
Entergy Corp.                     COM            29364G103     3693   58395   SH               Sole
Exelon Corp.                      COM            30161N101     3621  105010   SH               Sole
Firstenergy Corp.                 COM            337932107     4209   99743   SH               Sole
General Electric Co.              COM            369604103     3047  131800   SH               Sole
Heinz (H.J.) & Co.                COM            423074103     1084   15000   SH               Sole
Integrys Energy Group Inc.        COM            45822P105     2640   45398   SH               Sole
Intel Corp.                       COM            458140100     1738   79600   SH               Sole
Johnson & Johnson                 COM            478160104     1696   20800   SH               Sole
Kimberly-Clark Corp.              COM            494368103     3429   35000   SH               Sole
Kraft Foods Group Inc.            COM            50076Q106     2128   41300   SH               Sole
Leggett & Platt Inc.              COM            524660107     1155   34200   SH               Sole
Lockheed Martin Corp.             COM            539830109     4353   45100   SH               Sole
Merk & Co Inc.                    COM            58933Y105     4199   95000   SH               Sole
Metlife Inc.                      COM            59156R108        0      10   SH               Sole
Microchip Technology Inc          COM            595017104     1986   54000   SH               Sole
National Westminster Bank PLC     PFD            638539882     6021  235000   SH               Sole
Newtek Business Services, Inc.    COM            652526104       24   12000   SH               Sole
Nextera Energy Inc.               COM            65339F101     2859   36800   SH               Sole
Nisource Inc.                     COM            65473P105     2655   90500   SH               Sole
NV Energy Inc.                    COM            67073Y106     3539  176700   SH               Sole
PEPCO Holdings, Inc.              COM            713291102     4680  218674   SH               Sole
Pfizer Inc.                       COM            717081103     3175  110000   SH               Sole
PG&E Corp.                        COM            69331C108     4706  105676   SH               Sole
Philip Morris International       COM            718172109      927   10000   SH               Sole
Pinnacle West Capital             COM            723484101     2072   35800   SH               Sole
PPL Corp.                         COM            69351T106     3167  101142   SH               Sole
Proctor & Gamble                  COM            742718109     3930   51000   SH               Sole
Public Svc Enterprise Grp, Inc    COM            744573106     4812  140127   SH               Sole
Raytheon Corp.                    COM            755111507     4115   70000   SH               Sole
Resolute Forest Products          COM            76117W109      308   19026   SH               Sole
Reynolds American Inc.            COM            761713106     2892   65000   SH               Sole
RPM Inc.                          COM            749685103      632   20000   SH               Sole
SCANA Corp.                       COM            80589M102     3551   69400   SH               Sole
Southern Co.                      COM            842587107     3566   76000   SH               Sole
Sysco Corp.                       COM            871829107     4108  116800   SH               Sole
TECO Energy Inc                   COM            872375100     4311  241900   SH               Sole

                                                                                                                 Voting authority
                                                             Value   Shrs or                 Investment  Other   ----------------
Name of Issuer                    Title of class   CUSIP    (x$1000) prn amt SH/PRN Put/Call discretion Managers Sole Shared None
--------------                    --------------- --------- -------- ------- ------ -------- ---------- -------- ---- ------ ----
Column 1                             Column 2     Column 3  Column 4        Column 5          Column 6  Column 7     Column 8
--------                          --------------- --------- -------- ----------------------- ---------- -------- ----------------
Time Warner Cable Inc.            CL A            88732J207      177    1844   SH               Sole
Vanguard                          EMR MKT ETF     922042858    52306 1219400   SH               Sole
Vanguard                          TOT STK MKT ETF 922908769    56372  696300   SH               Sole
Vanguard                          VALUE ETF       922908744    22877  349100   SH               Sole
Vanguard MSCI EAFE                ETF             921943858    16171  443900   SH               Sole
Vectren Corp.                     COM             92240G101     4916  138793   SH               Sole
Verizon Communications            COM             92343V104     2949   60000   SH               Sole
Waste Management Inc.             COM             94106L109     3537   90200   SH               Sole
Westar Energy Inc.                COM             95709T100     3743  112800   SH               Sole
Windstream Corp.                  COM             97381W104     2310  291300   SH               Sole
Wisconsin Power & Light           COM             018802108     4561   90889   SH               Sole
Xcel Energy Inc.                  COM             98389B100     4268  143709   SH               Sole